Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005506 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005506 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005506 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005506 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005506 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005506 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005506 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005506 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005506 | ServiceNow
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005506 | Oracle
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005506 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000005506 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005506 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005506 | Processors
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005506 | Collaboration and Productivity Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005506 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005506 | U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005506 | Front-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005506 | Wireline Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005506 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000005507 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005507 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005507 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005507 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005507 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005507 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005507 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005507 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005507 | ServiceNow
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005507 | Oracle
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005507 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000005507 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005507 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005507 | Processors
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005507 | Collaboration and Productivity Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005507 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005507 | U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005507 | Front-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005507 | Wireline Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005507 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000169947 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169947 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169947 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169947 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169947 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169947 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169947 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169947 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169947 | ServiceNow
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169947 | Oracle
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169947 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000169947 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000169947 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169947 | Processors
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000169947 | Collaboration and Productivity Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169947 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169947 | U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169947 | Front-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169947 | Wireline Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169947 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	20.50%